Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Debt

9. Long-term Debt

Long-term debt consists of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Senior Credit Facility	$702,164	$595,477
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	—	381,290
6 5/8% Senior Subordinated Notes — Series B	35,068	191,544
6 5/8% Senior Subordinated Notes — Series C	98,837	256,040
5 7/8% Senior Subordinated Notes	500,000	—
9 3/4% Senior Notes	337,140	331,553
Other notes with various rates and terms	2,399	2,624

	2,075,608	2,158,528
Less current maturities	(35,653)	(17,310)

Long-term debt, excluding current maturities	$2,039,955	$2,141,218

6 5/8% Senior Subordinated Notes

On August 16, 2005, Lamar Media Corp., issued $400,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. The net proceeds for this issuance were used to reduce borrowings under Lamar Media’s senior credit facility.

On August 17, 2006, Lamar Media Corp. issued $216,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015 – Series B. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s senior credit facility and repurchase the Company’s Class A common stock pursuant to its repurchase plan.

On October 11, 2007, Lamar Media Corp. issued $275,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015 – Series C. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of the existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010 in whole or part, in cash at redemption prices specified in the notes. A portion of the net proceeds from this issuance was used to repay a portion of the amounts outstanding under Lamar Media’s revolving senior credit facility.

On January 26, 2012, Lamar Media commenced a tender offer to purchase for cash, up to $700,000 in aggregate principal amount of its outstanding 6 5/8% Senior Subordinated Notes due 2015, 6 5/8% Senior Subordinated Notes due 2015 – Series B and 6 5/8% Senior Subordinated Notes due 2015 – Series C (collectively, “the 6 5/8% Notes”). On February 9, 2012, Lamar Media accepted tenders for approximately $483,655 in aggregate principal amount of the 6 5/8% Notes, out of approximately $582,903 tendered, in connection with the early settlement date of the tender offer. On February 27, 2012, Lamar Media accepted tenders for approximately $99,248 previously tendered and not accepted for payment and an additional $220 tendered following the early settlement date. Lamar Media made aggregate cash payments (including early tender consideration and accrued but unpaid interest) in connection with the tender offer of approximately $613,887.

On July 30, 2012, Lamar Media provided notice of its intent to redeem in full all $122,760 of its 6 5/8% Senior Subordinated notes due 2015 at a redemption price equal to 101.104% of the principal amount outstanding, plus accrued and unpaid interest to, but not including, the redemption date of August 29, 2012. The Company used cash on hand and borrowings under its senior credit facility to fund the redemption. Following the redemption, Lamar Media had approximately $137,217 in aggregate principal amount of its 6 5/8% Senior Subordinated Notes due 2015 – Series B and 6 5/8% Senior Subordinated Notes due 2015 – Series C outstanding.

For the nine months ended September 30, 2012, the Company recognized a loss of $31,956 in connection with the repurchase of a portion of its 6 5/8% Notes.

9 3/4% Senior Notes

On March 27, 2009, Lamar Media issued $350,000 in aggregate principal amount ($314,927 gross proceeds) of 9 3/4% Senior Notes due 2014. The institutional private placement resulted in net proceeds to Lamar Media of approximately $307,489. The senior notes mature on April 1, 2014 and have interest at a rate of 9 3/4% per annum, which is payable semi-annually on April 1 and October 1 of each year, beginning October 1, 2009. Interest will be computed on the basis of a 360-day year comprised of twelve 30-day months. The terms of the senior notes will, among other things, limit Lamar Media’s and its restricted subsidiaries’ ability to (i) incur additional debt and issue preferred stock; (ii) make certain distributions, investments and other restricted payments; (iii) create certain liens; (iv) enter into transactions with affiliates; (v) have the restricted subsidiaries make payments to Lamar Media; (vi) merge, consolidate or sell substantially all of Lamar Media’s or the restricted subsidiaries’ assets; and (vii) sell assets. These covenants are subject to a number of exceptions and qualifications.

At any time prior to April 1, 2014, Lamar Media may redeem some or all of the senior notes at a price equal to 100% of the principal amount plus a make-whole premium. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s senior notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest (including additional interest, if any), up to but not including the repurchase date.

7 7/8% Senior Subordinated Notes

On April 22, 2010, Lamar Media issued $400,000 in aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2018 (the “7 7/8% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $392,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the 7 7/8% Notes, at any time and from time to time, at a price equal to 107.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 15, 2013, provided that following the redemption at least 65% of the 7 7/8% Notes that were originally issued remain outstanding. At any time prior to April 15, 2014, Lamar Media may redeem some or all of the 7 7/8% Notes at a price equal to 100% of the principal amount plus a make-whole premium. On or after April 15, 2014, Lamar Media may redeem the 7 7/8% Notes, in whole or part, in cash at redemption prices specified in the 7 7/8% Notes.

5 7/8% Senior Subordinated Notes

On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022 (the “5 7/8% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the 5 7/8% Notes, at any time and from time to time, at a price equal to 105.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 1, 2015, provided that following the redemption, at least 65% of the 5 7/8% Notes that were originally issued remain outstanding. At any time prior to February 1, 2017, Lamar Media may redeem some or all of the 5 7/8% Notes at a price equal to 100% of the aggregate principal amount plus a make-whole premium. On or after February 1, 2017, Lamar Media may redeem the 5 7/8% Notes, in whole or in part, in cash at redemption prices specified in the 5 7/8% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 7/8% Notes at a price equal to 101% of the principal amount of the 5 7/8% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

The Company used the proceeds of this offering, after payment and fees, to repurchase its tendered and accepted 6 5/8% Notes.

2010 Senior Credit Facility

On February 9, 2012, Lamar Media entered into a restatement agreement with respect to its existing senior credit facility in order to fund a new $100,000 Term loan A facility and to make certain covenant changes to the senior credit facility, which was entered into on April 28, 2010, as amended on June 11, 2010, November 18, 2010 and February 9, 2012 (the “senior credit facility”), for which JPMorgan Chase Bank, N.A. serves as administrative agent. The senior credit facility consists of a $250,000 revolving credit facility, a $270,000 term loan A-1 facility, a $30,000 term loan A-2 facility, a $100,000 term loan A-3 facility, a $575,000 term loan B facility and a $300,000 incremental facility, which may be increased by up to an additional $200,000 based upon our satisfaction of a senior debt ratio test (as described below), of less than or equal to 3.25 to 1. Lamar Media is the borrower under the senior credit facility, except with respect to the $30,000 term loan A-2 facility for which Lamar Media’s wholly owned subsidiary, Lamar Advertising of Puerto Rico, Inc. is the borrower. We may also from time to time designate additional wholly owned subsidiaries as subsidiary borrowers under the incremental loan facility that can borrow up to $110,000 of the incremental facility. Incremental loans may be in the form of additional term loan tranches or increases in the revolving credit facility. Our lenders have no obligation to make additional loans to us, or any designated subsidiary borrower, under the incremental facility, but may enter into such commitments in their sole discretion.

The remaining quarterly amortizations of the Term facilities as of September 30, 2012 is as follows:

	Term A-1	Term A-2	Term A-3	Term B
December 31, 2012	$6,750	$750	$—	$813.2
March 31, 2013 — March 31, 2014	$6,750	$750	$625	$813.2
June 30, 2014 — December 31, 2014	$13,500	$1,500	$625	$813.2
March 31, 2015	$13,500	$1,500	$1,250	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$1,250	$813.2
December 31, 2015	$74,250	$8,250	$1,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$1,250	$813.2
December 31, 2016	$—	$—	$1,250	$304,151.9
March 31, 2017— June 30, 2017	$—	$—	$21,250	$—
August 9, 2017	$—	$—	$42,500	$—

In addition to the amortizations of our Term facilities, Lamar Media may be required to make certain mandatory prepayments on loans outstanding under the senior credit facility that would be applied first to any outstanding term loans. These payments, if any, will be calculated based on a percentage of Consolidated Excess Cash Flow (as defined in the senior credit facility) at the end of each fiscal year. For fiscal years ending or after December 31, 2012, this percentage is subject to reduction to 0% if the total holdings debt ratio (as defined in the senior credit facility) is less than or equal to 5.00 to 1.00 as of the last day of such fiscal year.

As of September 30, 2012, there was $15,000 outstanding under the revolving senior facility. The revolving facility terminates April 28, 2015. Availability under the revolving facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $7,701 letters of credit outstanding as of September 30, 2012 resulting in $227,299 of availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to maturity. The loans bear interest, at Lamar Media’s option, at the LIBOR Rate or JPMorgan Chase Prime Rate plus applicable margins, such margins being set from time to time based on Lamar Media’s ratio of debt to trailing twelve month EBITDA, as defined in the senior credit facility.

The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility the Company must maintain specified financial ratios and levels including:

•	a fixed charges ratio;

•	a senior debt ratio; and

•	a total holdings debt ratio.

Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the applicable senior credit agreement provisions during the periods presented.

(8) Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt, excluding current maturities	$2,141,218	$2,403,446

Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

The maturities schedule above reflects the amortization of discount in the amount of $32,673.

6 5/8% Senior Subordinated Notes

On August 16, 2005, Lamar Media Corp., issued $400,000 6 5/8% Senior Subordinated Notes due 2015. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s bank credit facility.

On August 17, 2006, Lamar Media Corp. issued $216,000 6 5/8% Senior Subordinated Notes due 2015-Series B. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of our existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. The net proceeds from this issuance were used to reduce borrowings under Lamar Media’s bank credit facility and repurchase the Company’s Class A common stock pursuant to its repurchase plan.

On October 11, 2007, Lamar Media Corp. issued $275,000 aggregate principal amount of 6 5/8% Senior Subordinated Notes due 2015—Series C. These notes are unsecured senior subordinated obligations and will be subordinated to all of Lamar Media’s existing and future senior debt, rank equally with all of Lamar Media’s existing and future senior subordinated debt and rank senior to all of the existing and any future subordinated debt of Lamar Media. These notes are redeemable at the company’s option anytime on or after August 15, 2010. A portion of the net proceeds from the offering of the Notes was used to repay a portion of the amounts outstanding under Lamar Media’s revolving senior credit facility.

During September and October 2011, the Company repurchased an aggregate principal amount of $47,900 of its outstanding 6 5/8% Notes due 2015 at an average purchase price of 98.5% of the original issue amount through open market transactions. A loss of $677 was recorded as a result of the transactions at December 31, 2011.

As discussed in Note 20, subsequent to December 31, 2011, Lamar Media repurchased a portion of the 6 5/8% Notes.

9 3/4% Senior Notes

On March 27, 2009, Lamar Media completed an institutional private placement of $350,000 in aggregate principal amount ($314,927 gross proceeds) of 9 3/4% Senior Notes due 2014. The institutional private placement resulted in net proceeds to Lamar Media of approximately $307,489. The senior notes mature on April 1, 2014 and bear interest at a rate of 9 3/4% per annum, which is payable semi-annually on April 1 and October 1 of each year, beginning October 1, 2009. Interest will be computed on the basis of a 360-day year comprised of twelve 30-day months. The terms of the senior notes will, among other things, limit Lamar Media’s and its restricted subsidiaries’ ability to (i) incur additional debt and issue preferred stock; (ii) make certain distributions, investments and other restricted payments; (iii) create certain liens; (iv) enter into transactions with affiliates; (v) have the restricted subsidiaries make payments to Lamar Media; (vi) merge, consolidate or sell substantially all of Lamar Media’s or the restricted subsidiaries’ assets; and (vii) sell assets. These covenants are subject to a number of exceptions and qualifications.

Lamar Media may redeem up to 35% of the aggregate principal amount of the senior notes, at any time and from time to time, at a price equal to 109.75% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 1, 2012. At any time prior to April 1, 2014, Lamar Media may redeem some or all of the senior notes at a price equal to 100% of the principal amount plus a make-whole premium. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s senior notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest (including additional interest, if any), up to but not including the repurchase date.

7 7/8% Senior Subordinated Notes

On April 22, 2010 the Company completed an institutional private placement of $400,000 aggregate principal amount of 7 7/8% Senior Subordinated Notes due 2018 the “7 7/8% Notes” of Lamar Media. The institutional private placement resulted in net proceeds to Lamar Media of approximately $392,000.

Lamar Media may redeem up to 35% of the aggregate principal amount of the Notes, at any time and from time to time, at a price equal to 107.875% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon (including additional interest, if any), with the net cash proceeds of certain public equity offerings completed before April 15, 2013, provided that following the redemption at least 65% of the 7 7/8% Notes that were originally issued remain outstanding. At any time prior to April 15, 2014, Lamar Media may redeem some or all of the 7 7/8% Notes at a price equal to 100% of the principal amount plus a make-whole premium. On or after April 15, 2014, Lamar Media may redeem the 7 7/8% Notes, in whole or part, in cash at redemption prices specified in the Indenture.

The Company used the proceeds of this offering, after the payment of fees and expenses, to repurchase all of its outstanding 7 1/4% Senior Subordinated Notes due 2013.

2010 Senior Credit Facility

On April 28, 2010, Lamar Media refinanced its existing senior credit facility with a new senior credit facility. The Senior Credit Facility, for which JPMorgan Chase Bank, N.A. serves as administrative agent, consists of a $250,000 revolving credit facility, a $270,000 term loan A-1 facility, a $30,000 term loan A-2 facility, a $575,000 term loan B facility and a $300,000 incremental facility, which may be increased by up to an additional $200,000, based upon our satisfaction of a senior debt ratio test (as described below), of less than or equal to 3.25 to 1. Lamar Media is the borrower under the Senior Credit Facility, except with respect to the $30,000 term loan A-2 facility for which Lamar Media’s wholly owned subsidiary, Lamar Advertising of Puerto Rico, Inc. is the borrower. We may also from time to time designate additional wholly owned subsidiaries as subsidiary borrowers under the incremental loan facility that can borrow up to $110,000 of the incremental facility. Incremental loans may be in the form of additional term loan tranches or increases in the revolving credit facility. Our lenders have no obligation to make additional loans to us, or any designated subsidiary borrower, under the incremental facility, but may enter into such commitments in their sole discretion.

The remaining quarterly amortizations of the Term facilities as of December 31, 2011 is as follows:

	Term A-1	Term A-2	Term B
September 30, 2012 — March 31, 2014	$6,750	$750	$813.2
June 30, 2014 — March 30, 2015	$13,500	$1,500	$813.2
June 30, 2015 — September 30, 2015	$37,125	$4,125	$813.2
December 31, 2015	$74,250	$8,250	$813.2
March 31, 2016 — September 30, 2016	$—	$—	$813.2
December 31, 2016	$—	$—	$304,151.9

In addition to the amortizations of our Term facilities, Lamar Media may be required to make certain mandatory prepayments on loans outstanding under the Senior Credit Facility that would be applied first to any outstanding term loans, commencing with the year ended December 31, 2010. These payments, if any, are determined annually and are calculated based on a percentage of Consolidated Excess Cash Flow (as defined in the Senior Credit Facility) at the end of each fiscal year. The percentage of Consolidated Excess Cash Flow that must be applied to repay outstanding loans (the “Excess Cash Flow Percentage”) was set at 50% for the fiscal year ended December 31, 2010. For fiscal years ending on or after December 31, 2011, this percentage is subject to a reduction to 0% if the total holdings debt ratio, as described above, is less than or equal to 5.00 to 1.00 as of the last day of such fiscal year. The Company will not be required to make a mandatory prepayment in respect of Consolidated Excess Cash Flow for the fiscal year ended December 31, 2011 since there was a consolidated cash flow deficit, in accordance with the calculation as defined in the Senior Credit Facility and the total holdings debt ratio was less than 5.0 to 1.0.

As of December 31, 2011, there was $0 revolving credit loans outstanding under the revolving facility. The revolving facility terminates April 28, 2015. Availability of the revolving facility is reduced by the amount of letters of credit outstanding. The company had $9,364 letters of credit outstanding as of December 31, 2011 and $240,636 availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to maturity. The loans bear interest, at the Company’s option, at the LIBOR Rate or JPMorgan Chase Prime Rate plus applicable margins, such margins being set from time to time based on the Company’s ratio of debt to trailing twelve month EBITDA, as defined in the agreement.

The terms of the indenture relating to Lamar Advertising’s outstanding notes, Lamar Media’s Senior Credit Facility and the indenture relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.

Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s Senior Credit Facility the Company must maintain specified financial ratios and levels including:

•	fixed charges ratios;

•	senior debt ratios; and

•	total debt ratios.

Lamar Advertising and Lamar Media were in compliance with all of the terms of all of the indentures and the applicable Senior credit agreement during the periods presented.

LAMAR MEDIA CORP
Long-term Debt

(5) Long-term Debt

Long-term debt consists of the following at December 31, 2011 and 2010:

	2011	2010
Senior Credit Agreement	$595,477	$808,875
7 7/8% Senior Subordinated Notes	400,000	400,000
6 5/8% Senior Subordinated Notes	381,290	400,000
6 5/8% Senior Subordinated Notes — Series B	191,544	206,689
6 5/8% Senior Subordinated Notes — Series C	256,040	265,672
9 3/4% Senior Notes	331,553	324,866
Other notes with various rates and terms	2,624	3,038

	2,158,528	2,409,140
Less current maturities	(17,310)	(5,694)

Long-term debt excluding current maturities	$2,141,218	$2,403,446

Long-term debt matures as follows:

2012	$17,310
2013	$33,735
2014	$387,808
2015	$1,012,595
2016	$307,087
Later years	$399,993

The maturities schedule above reflects the amortization of discount in the amount of $32,673.